Financial Risk Management and Financial Instruments - Schedule of Financial assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Cash and cash equivalents	€ 446,267	€ 584,517	€ 598,106	€ 277,862
Financial liabilities
Lease liabilities	104,961	91,975	€ 36,619
Financial liabilities at amortised cost, class [member]
Financial liabilities
Lease liabilities	104,961	91,975
Trade payables	59,417	21,897
Financial liabilities measured at amortized cost	164,378	113,872
Financial assets at amortised cost, class [member]
Financial assets:
Trade receivables	2,200	387
Other receivables	12,276	2,251
Marketable Securities	343,358	249,558
Cash and cash equivalents	446,267	584,517
Financial assets measured at amortized cost	€ 804,101	€ 836,713